Investment in Salt Tequila USA, LLC (Details Narrative)	1 Months Ended	6 Months Ended
	Mar. 26, 2020	Jun. 30, 2020
Stock sale description	We entered into a distribution agreement for $1,000,000 with Salt Tequila USA, LLC. The $1,000,000 will be paid out in 4 distinct tranches. Upon payment of the 1st tranche of $250,000, we will obtain an additional 7.5% stake in Salt Tequila USA, LLC.
Salt [Member]
Ownership interest		15.00%
Equity stake percentage		37.50%
Stock sale description		The agreement is for $1,000,000 to be paid in 4 tranches of $250,000 and entitles us to additional equity interest in Salt Tequila USA, LLC as follows: • Tranche 1 – 7.5% • Tranche 2 – 5.0% • Tranche 3 – 5.0% • Tranche 4 – 5.0%